JPMORGAN TRUST I

245 Park Avenue

New York, New York 10167

September 9, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re:

JPMorgan Trust I ("Trust")

File Nos. 811-21295 and 333-103022

on behalf of the JPMorgan Credit Opportunities

Fund (the "Fund")

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended ("1933 Act"), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended ("1940 Act"), is Post-Effective Amendment No. 119 (Amendment No. 120 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A ("Amendment"). This filing is being made for the purpose of registering the JPMorgan Credit Opportunities Fund under the Trust. The Fund will offer Class A Shares, Class C Shares, Select Class Shares, Class R2 Shares, Class R5 Shares and Class R6 Shares. Included in the filing are the prospectuses and statement of additional information with regard to the Fund.

The Fund seeks to provide current income with a secondary objective of capital appreciation. The Fund invests in corporate credit securities that include investment grade as well as below investment grade securities. The Fund uses a derivatives overlay to manage volatility, interest rate and credit risk and to adjust exposure to specific securities.

If you have any questions or comments, please call me at (614) 248-5749.

Very truly yours,

/S/ JESSICA K. DITULLIO

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Jessica K. Ditullio

Assistant Secretary